Schedule of Investments (unaudited)
May 31, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares MSCI Emerging Markets ETF(a)	3,397,781	$154,666,991
Total Investments in Securities — 99.9% (Cost: $151,425,318)		154,666,991
Other Assets Less Liabilities — 0.1%		153,227
Net Assets — 100.0%		$154,820,218

(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$11,596 (b)	$—	$(11,596)	$—	$—	—	$32,358 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	20,054	—
iShares MSCI Emerging Markets ETF	163,431,431	46,329,061	(62,557,258)	1,782,880	5,680,877	154,666,991	3,397,781	2,751,722	—
				$1,771,284	$5,680,877	$154,666,991		$2,804,134	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	508,000	USD	88,363	00501__GOLDMAN SACHS INTER- NATIONAL	06/04/25	$434
CNH	1,620,000	USD	223,220	90909__STATE STREET BANK LON- DON	06/04/25	1,615
CNH	114,000	USD	15,721	A0281__BNP PARIBAS	06/04/25	101
EUR	26,000	USD	29,372	00901__THE BANK OF NEW YORK MELLON	06/04/25	152
EUR	37,000	USD	41,911	90909__STATE STREET BANK LON- DON	06/04/25	103
EUR	2,881,000	USD	3,264,366	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	7,059
HKD	278,652,000	USD	35,539,215	A0098__HSBC BANK PLC	06/04/25	2,090
IDR	458,756,000	USD	27,883	00501__GOLDMAN SACHS INTER- NATIONAL	06/04/25	261
IDR	15,999,131,000	USD	980,310	90909__STATE STREET BANK LON- DON	06/04/25	1,210
IDR	15,597,719,000	USD	955,508	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	1,386

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	31,727,000	USD	370,491	90909__STATE STREET BANK LON- DON	06/04/25	$257
MXN	561,000	USD	28,882	00501__GOLDMAN SACHS INTER- NATIONAL	06/04/25	38
MXN	786,000	USD	40,490	90909__STATE STREET BANK LON- DON	06/04/25	29
MXN	1,709,000	USD	86,774	A0281__BNP PARIBAS	06/04/25	1,325
MXN	898,000	USD	45,511	A0592__UBS AG	06/04/25	781
THB	1,232,000	USD	37,036	D2449__BANK OF AMERICA N.A.	06/04/25	493
TRY	775,000	USD	19,561	00501__GOLDMAN SACHS INTER- NATIONAL	06/04/25	177
TRY	417,000	USD	10,598	90909__STATE STREET BANK LON- DON	06/04/25	23
TRY	33,679,000	USD	855,840	A0098__HSBC BANK PLC	06/04/25	1,917
TRY	444,000	USD	11,104	A0281__BNP PARIBAS	06/04/25	204
TRY	239,000	USD	6,072	D2449__BANK OF AMERICA N.A.	06/04/25	15
TWD	63,213,000	USD	1,985,645	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	124,923
USD	6,329,016	BRL	35,904,000	90909__STATE STREET BANK LON- DON	06/04/25	53,096
USD	23,496	BRL	134,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	73
USD	6,798	CLP	6,393,000	90909__STATE STREET BANK LON- DON	06/04/25	41
USD	926,901	CLP	876,290,000	A0592__UBS AG	06/04/25	746
USD	43,558	CNH	313,000	A5133__BARCLAYS BANK PLC WHOLESALE	06/04/25	118
USD	3,415,133	EUR	3,000,000	A0583__DEUTSCHE BANK AG	06/04/25	8,582
USD	7,951	EUR	7,000	A5133__BARCLAYS BANK PLC WHOLESALE	06/04/25	3
USD	39,975,497	HKD	309,879,000	90909__STATE STREET BANK LON- DON	06/04/25	451,273
USD	263,314	HKD	2,049,000	A0281__BNP PARIBAS	06/04/25	1,970
USD	28,977,342	INR	2,474,694,000	00501__GOLDMAN SACHS INTER- NATIONAL	06/04/25	59,161
USD	212,756	INR	18,130,000	90909__STATE STREET BANK LON- DON	06/04/25	897
USD	1,025,553	INR	86,972,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	9,236
ZAR	90,653,000	USD	5,028,400	90909__STATE STREET BANK LON- DON	06/04/25	12,407
ZAR	1,333,000	USD	73,244	94728__JPMORGAN CHASE BANK NA LONDON	06/04/25	878
KRW	10,550,306,000	USD	7,645,149	90909__STATE STREET BANK LON- DON	06/05/25	633
KRW	729,684,000	USD	514,297	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/05/25	14,504
MYR	62,000	USD	14,471	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/05/25	97
CLP	6,524,000	USD	6,894	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	1

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	138,000	USD	32,479	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	$7
THB	368,000	USD	11,216	A0098__HSBC BANK PLC	07/03/25	19
THB	1,524,000	USD	46,517	A5133__BARCLAYS BANK PLC WHOLESALE	07/03/25	8
TRY	275,000	USD	6,783	A0098__HSBC BANK PLC	07/03/25	8
TRY	35,000	USD	863	D2449__BANK OF AMERICA N.A.	07/03/25	1
TWD	4,151,000	USD	139,858	A0583__DEUTSCHE BANK AG	07/03/25	38
USD	3,020,946	BRL	17,257,000	90909__STATE STREET BANK LON- DON	07/03/25	24,730
USD	3,016,273	BRL	17,257,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	20,058
USD	464,307	CLP	434,732,500	90909__STATE STREET BANK LON- DON	07/03/25	4,832
USD	467,394	CLP	438,327,500	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	4,119
USD	5,965,185	CNH	42,866,320	D2449__BANK OF AMERICA N.A.	07/03/25	3,034
USD	540,847	HKD	4,228,000	D2449__BANK OF AMERICA N.A.	07/03/25	31
USD	954,736	IDR	15,597,719,000	90909__STATE STREET BANK LON- DON	07/03/25	2,349
USD	1,082,685	IDR	17,697,516,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	2,085
USD	14,600,420	INR	1,250,980,500	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	2,363
USD	7,659,024	KRW	10,550,306,000	90909__STATE STREET BANK LON- DON	07/03/25	8,160
USD	7,943,323	KRW	10,942,290,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	8,201
USD	3,144,739	MXN	61,052,000	90909__STATE STREET BANK LON- DON	07/03/25	9,075
USD	1,057,681	MYR	4,465,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	6,589
USD	13,832,146	TWD	409,846,500	90909__STATE STREET BANK LON- DON	07/03/25	19,579
USD	14,876,947	TWD	440,830,500	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	20,163
						893,758
BRL	254,000	USD	44,930	00501__GOLDMAN SACHS INTER- NATIONAL	06/04/25	(532)
BRL	17,701,000	USD	3,119,172	90909__STATE STREET BANK LON- DON	06/04/25	(25,086)
BRL	17,258,000	USD	3,036,241	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	(19,591)
BRL	317,000	USD	55,617	A5097__SOCIETE GENERALE	06/04/25	(206)
CLP	12,786,000	USD	13,604	00501__GOLDMAN SACHS INTER- NATIONAL	06/04/25	(90)
CLP	445,920,500	USD	476,165	90909__STATE STREET BANK LON- DON	06/04/25	(4,870)
CLP	6,393,000	USD	6,807	A0583__DEUTSCHE BANK AG	06/04/25	(50)

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	442,723,500	USD	472,088	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	$(4,172)
CNH	1,488,000	USD	206,988	90909__STATE STREET BANK LON- DON	06/04/25	(473)
CNH	43,011,320	USD	5,972,270	D2449__BANK OF AMERICA N.A.	06/04/25	(2,869)
EUR	42,000	USD	47,866	94728__JPMORGAN CHASE BANK NA LONDON	06/04/25	(174)
EUR	21,000	USD	23,915	A0281__BNP PARIBAS	06/04/25	(69)
EUR	21,000	USD	23,883	A0583__DEUTSCHE BANK AG	06/04/25	(38)
HKD	7,684,000	USD	987,751	90909__STATE STREET BANK LON- DON	06/04/25	(7,677)
HKD	25,592,000	USD	3,295,600	A0098__HSBC BANK PLC	06/04/25	(31,410)
IDR	286,723,000	USD	17,599	94728__JPMORGAN CHASE BANK NA LONDON	06/04/25	(9)
IDR	229,378,000	USD	14,120	A5133__BARCLAYS BANK PLC WHOLESALE	06/04/25	(49)
INR	1,287,202,500	USD	15,050,633	90909__STATE STREET BANK LON- DON	06/04/25	(8,953)
INR	22,662,000	USD	265,159	94728__JPMORGAN CHASE BANK NA LONDON	06/04/25	(341)
INR	1,238,204,500	USD	14,478,640	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	(9,529)
MXN	449,000	USD	23,321	00501__GOLDMAN SACHS INTER- NATIONAL	06/04/25	(175)
MXN	61,052,000	USD	3,156,365	90909__STATE STREET BANK LON- DON	06/04/25	(9,125)
THB	447,000	USD	13,784	00501__GOLDMAN SACHS INTER- NATIONAL	06/04/25	(168)
THB	782,000	USD	23,957	90909__STATE STREET BANK LON- DON	06/04/25	(136)
THB	894,000	USD	27,482	94728__JPMORGAN CHASE BANK NA LONDON	06/04/25	(249)
THB	559,000	USD	17,097	A0098__HSBC BANK PLC	06/04/25	(69)
THB	60,791,000	USD	1,852,706	A5133__BARCLAYS BANK PLC WHOLESALE	06/04/25	(875)
TWD	438,475,500	USD	14,700,286	90909__STATE STREET BANK LON- DON	06/04/25	(60,385)
TWD	7,534,000	USD	251,986	A0592__UBS AG	06/04/25	(439)
TWD	409,846,500	USD	13,736,690	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	(52,659)
USD	26,317	CLP	25,140,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	(254)
USD	6,333,463	CNH	45,920,320	A0098__HSBC BANK PLC	06/04/25	(39,668)
USD	23,527	EUR	21,000	94728__JPMORGAN CHASE BANK NA LONDON	06/04/25	(319)
USD	13,801	IDR	229,378,000	90909__STATE STREET BANK LON- DON	06/04/25	(271)
USD	1,923,512	IDR	32,165,349,000	94728__JPMORGAN CHASE BANK NA LONDON	06/04/25	(49,779)
USD	10,665	IDR	176,980,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	(193)

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,092	MXN	449,000	94728__JPMORGAN CHASE BANK NA LONDON	06/04/25	$(54)
USD	3,314,222	MXN	65,006,000	A0098__HSBC BANK PLC	06/04/25	(36,847)
USD	1,894,955	THB	63,248,000	90909__STATE STREET BANK LON- DON	06/04/25	(31,722)
USD	43,711	THB	1,457,000	A0098__HSBC BANK PLC	06/04/25	(673)
USD	882,549	TRY	35,315,000	A0098__HSBC BANK PLC	06/04/25	(16,874)
USD	6,013	TRY	239,000	A0281__BNP PARIBAS	06/04/25	(74)
USD	198,957	TWD	6,027,000	90909__STATE STREET BANK LON- DON	06/04/25	(2,274)
USD	28,358,283	TWD	908,174,000	94728__JPMORGAN CHASE BANK NA LONDON	06/04/25	(1,963,999)
USD	152,612	TWD	4,868,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/04/25	(9,921)
USD	82,726	ZAR	1,530,000	90909__STATE STREET BANK LON- DON	06/04/25	(2,351)
USD	4,992,643	ZAR	93,122,000	A0098__HSBC BANK PLC	06/04/25	(185,453)
ZAR	2,666,000	USD	148,716	90909__STATE STREET BANK LON- DON	06/04/25	(472)
KRW	349,091,000	USD	254,898	00501__GOLDMAN SACHS INTER- NATIONAL	06/05/25	(1,913)
KRW	581,818,000	USD	424,016	90909__STATE STREET BANK LON- DON	06/05/25	(2,374)
KRW	10,550,306,000	USD	7,648,053	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/05/25	(2,271)
MYR	197,000	USD	46,782	00501__GOLDMAN SACHS INTER- NATIONAL	06/05/25	(490)
MYR	4,580,000	USD	1,076,406	90909__STATE STREET BANK LON- DON	06/05/25	(188)
MYR	4,547,000	USD	1,075,708	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/05/25	(7,245)
USD	109,911	KRW	155,152,000	90909__STATE STREET BANK LON- DON	06/05/25	(2,527)
USD	15,704,213	KRW	22,455,454,000	94728__JPMORGAN CHASE BANK NA LONDON	06/05/25	(569,203)
USD	105,838	KRW	150,599,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/05/25	(3,300)
USD	2,168,126	MYR	9,365,000	90909__STATE STREET BANK LON- DON	06/05/25	(32,481)
USD	4,867	MYR	21,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	06/05/25	(68)
BRL	138,000	USD	24,002	A5097__SOCIETE GENERALE	07/03/25	(43)
CNH	98,000	USD	13,639	A0459__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	(8)
EUR	38,000	USD	43,265	A0098__HSBC BANK PLC	07/03/25	(34)
IDR	84,134,000	USD	5,138	A0583__DEUTSCHE BANK AG	07/03/25	(1)
MXN	101,000	USD	5,191	D2449__BANK OF AMERICA N.A.	07/03/25	(3)
USD	20,293	BRL	117,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	(21)
USD	112,606	EUR	99,000	A0098__HSBC BANK PLC	07/03/25	(21)

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,270,384	EUR	2,881,000	A4526__MORGAN STANLEY AND CO. INTERNATIONAL PLC	07/03/25	$(7,165)
USD	36,704,352	HKD	286,988,000	A0098__HSBC BANK PLC	07/03/25	(5,128)
USD	14,382,369	INR	1,232,813,500	90909__STATE STREET BANK LON- DON	07/03/25	(3,692)
USD	16,479	INR	1,413,000	94728__JPMORGAN CHASE BANK NA LONDON	07/03/25	(10)
USD	242,656	KRW	334,887,000	A0592__UBS AG	07/03/25	(197)
USD	103,332	MXN	2,013,000	A0098__HSBC BANK PLC	07/03/25	(57)
USD	1,050,836	MYR	4,465,000	90909__STATE STREET BANK LON- DON	07/03/25	(257)
USD	1,853,836	THB	60,791,000	A5133__BARCLAYS BANK PLC WHOLESALE	07/03/25	(1,986)
USD	799,968	TRY	32,439,000	A0098__HSBC BANK PLC	07/03/25	(1,063)
USD	5,048,504	ZAR	91,210,000	90909__STATE STREET BANK LON- DON	07/03/25	(12,435)
USD	52,314	ZAR	944,000	A5133__BARCLAYS BANK PLC WHOLESALE	07/03/25	(65)
						(3,235,912)
						$(2,342,154)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$154,666,991	$—	$—	$154,666,991
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$893,758	$—	$893,758

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Currency Hedged MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(3,235,912)	$—	$(3,235,912)
	$—	$(2,342,154)	$—	$(2,342,154)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand